Income Taxes (Schedule of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ (98)	$ (11,783)	$ (635,721)
Foreign	(29,378)	(74,576)	(748,110)
Loss before income taxes	$ (29,476)	$ (86,359)	$ (1,383,831)